Investments - Schedule of Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)
Statements of Balance Sheet
Current assets	¥ 2,234,188		¥ 2,347,654			$ 319,485
Non-current assets	1,612,794		1,623,213			230,627
Current liabilities	615,279		640,188			87,983
Non-current liabilities	231,063		227,664			$ 33,041
Statements of Operation
Costs and expenses applicable to net sales or gross revenues	(936,780)	$ (133,958)	(776,236)	¥ (901,455)
Income from operations	(185,794)	(26,568)	(824,891)	(913,355)
Net income	(92,414)	$ (13,216)	(710,221)	(750,227)	$ (13,216)
Equity Method Investment as a Group
Statements of Balance Sheet
Current assets	520,028		496,285
Non-current assets	3,074,505		2,700,315
Current liabilities	158,936		129,274
Non-current liabilities	131,826		162,848
Statements of Operation
Total revenues	597,206		619,533	386,856
Costs and expenses applicable to net sales or gross revenues	(457,344)		(431,997)	(213,386)
Income from operations	139,862		187,536	173,469
Net income	¥ 139,961		¥ 187,535	¥ 173,462